Additional Information On Consolidated Earnings (Loss) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Profit (loss) [abstract]
Employee compensation and subcontractor costs	$ 409,219	$ 431,543
Tax credits	(9,121)	(8,467)
Licenses and telecommunications	13,383	13,915
Professional fees	7,436	9,010
Other expenses	12,361	15,910
Impairment of property and equipment and right-of-use assets and loss on remeasurement of lease liabilities	150	1,462
Depreciation of property and equipment	2,013	3,338
Depreciation of right-of-use assets	2,510	2,575
Cost of revenues	317,347	341,815
Selling, general and administrative expenses	116,081	121,558
Depreciation	4,523	5,913
Expenses by Nature	437,951	469,286
Termination benefits expense	2,132	0
Reversal of expense from share based payment transactions	$ 246	$ 0